Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current Liabilities
TOTAL LIABILITIES	$ 37,928	$ 659
Commitments and contingencies
Stockholders' Deficit
Additional paid-in capital	10	10
Accumulated deficit	(37,928)	(659)
Total Stockholder's Deficit	(37,928)	(659)
Forge Nano, Inc.
Current Assets
Cash and cash equivalents	17,326,000	9,061,000	$ 3,850,000
Restricted cash and cash equivalents	315,000	313,000
Accounts receivable - net of allowance for credit losses of $40 and $33 as of December 31, 2025 and December 31, 2024, respectively	1,984,000	1,963,000	1,619,000
Contract assets - unbilled accounts receivable	6,465,000	6,586,000	3,660,000
Inventory	3,952,000	3,665,000	2,573,000
Prepaid expenses and other current assets	1,073,000	1,607,000	1,063,000
Total current assets	31,115,000	23,195,000	12,765,000
Property and equipment - net	14,149,000	14,652,000	16,592,000
Goodwill	3,124,000	3,124,000	3,124,000
Intangible assets - net	1,538,000	1,589,000	1,792,000
Restricted cash and cash equivalents	56,000	55,000	8,388,000
Right-of-use operating lease assets	64,365,000	65,087,000	2,636,000
Deposits	2,934,000	2,922,000	5,189,000
Total other assets	86,166,000	87,429,000	37,721,000
TOTAL ASSETS	117,281,000	110,624,000	50,486,000
Current Liabilities
Accounts payable	5,959,000	4,332,000	3,952,000
Current portion of operating lease liabilities	1,379,000	1,287,000	470,000
Contract liabilities - deferred revenue	3,346,000	3,126,000	3,012,000
Provision for loss on contract	694,000	504,000
Accrued and other current liabilities	2,711,000	3,027,000	3,008,000
Convertible debt - net of discount			1,627,000
Due to Sundew Technologies, LLC - current		1,811,000	1,413,000
Current portion of debt - net of discount	10,438,000	10,366,000	17,071,000
Total current liabilities	24,527,000	24,453,000	30,553,000
Operating lease liabilities	62,802,000	63,163,000	2,335,000
Derivative liability - conversion feature embedded in convertible debt			393,000
Warrants issued in conjunction with the 2023 issuances of Series C preferred stock and long-term debt	5,830,000	5,624,000	6,264,000
TOTAL LIABILITIES	95,924,000	93,240,000	39,545,000
Commitments and contingencies
Mezzanine Equity
Ordinary shares subject to possible redemption, December 31, 2025
Additional paid-in capital	151,777,000	136,538,000	88,347,000
Stockholders' Deficit
Common stock - $0.0001 par value; 4,850,000 and 4,850,000 shares authorized and 1,636,378 and 1,648,841 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively.		0	0
Additional paid-in capital	10,344,000	9,934,000	8,508,000
Accumulated deficit	(140,764,000)	(129,088,000)	(85,914,000)
Total Stockholder's Deficit	(130,420,000)	(119,154,000)	(77,406,000)
TOTAL LIABILITIES AND STOCKHOLDER'S DEFICIT	$ 117,281,000	$ 110,624,000	$ 50,486,000